Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

10. STOCKHOLDERS’ EQUITY

Common stock

Pursuant to the Third Amended and Restated Certificate of Incorporation of the Company dated February 14, 2025, the Board is authorized to issue 600,000,000 shares of Common Stock at a par value of $0.0001 per share. As of June 30, 2026, the Company had 55.4 million shares of Common Stock issued and 55.0 million shares of Common Stock outstanding. As of December 31, 2025, the Company had 48.5 million shares of Common Stock issued and 48.4 million shares of Common Stock outstanding. Any dividends declared on Common Stock will be subordinated to dividends on any outstanding preferred shares. Holders of Common Stock are entitled to one vote per share.

Preferred stock

Pursuant to the Third Amended and Restated Certificate of Incorporation of the Company dated February 14, 2025, the Board is authorized to issue 20,000,000 shares of preferred stock at a par value of $0.0001 per share. As of June 30, 2026 and December 31, 2025, the Company had no shares of convertible preferred stock issued and outstanding.

Warrants

As of June 30, 2026 and December 31, 2025, Fold had the following equity-classified warrants: (1) 12,434,658 public warrants related to legacy FTAC Emerald at an exercise price of $11.50; (2) 869,565 Series A and 869,565 Series C Warrants outstanding related to the June 2025 Amended Investor Note, at an exercise price of $12.50 and $9.00, respectively; and (3) 925,590 March 2025 Warrants outstanding related to the March 2025 Investor Note at an exercise price of $15.00.

The Series B warrants issued under the December 2024 SPA were exercised in connection with the Merger. The Series A and Series C warrants remain outstanding following the extinguishment of the June 2025 Amended Investor Note in February 2026, and expire on February 14, 2033, and August 14, 2026, respectively. The March 2025 Warrants remain outstanding following the extinguishment of the March 2025 Investor Note in February 2026, and expire on March 11, 2030.

2025 Employee Share Purchase Plan

Effective as of the Merger, the Board of Directors adopted the Fold Holdings, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”), pursuant to which 1,216,254 shares of the Company’s Common Stock were initially reserved for issuance; such amount increases annually pursuant to an evergreen provision within the ESPP by a number of shares equal to 1% of the shares of Common Stock outstanding as of the end of the fiscal year. The ESPP allows eligible employees to purchase shares of Common Stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan or offering limitations. On August 1, 2025, the Compensation Committee of the Board of Directors (the “Compensation Committee”) approved a series of successive offerings under the ESPP, each consisting of consecutive six-month offering periods. Our initial offering period began on September 1, 2025 and ended on February 28, 2026. A new offering period commenced on March 1, 2026. Subsequent offering periods will automatically commence every six months thereafter, unless cancelled or modified.

On the purchase date of each offering (that is, the last date of the offering period), eligible employees have the option to purchase (with accumulated payroll deductions) Common Stock at a price per share equal to 85% of the lesser of (i) the fair market value of the Common Stock on the enrollment date (that is, the first date of the offering period) or (ii) fair market value of a share of Common Stock on the purchase date of the offering. The estimated fair value of shares to be issued under our ESPP is calculated under the Black-Scholes model, as of the grant date.

As of June 30, 2026, employee payroll deductions had begun for the new offering period commencing March 1, 2026. The purchase date for the initial offering period occurred on February 28, 2026, at which time approximately 57,485 shares of Common Stock were purchased by eligible employees at a purchase price of $1.27 per share, representing 85% of the lower of the fair market value of Common Stock on the enrollment date or the purchase date. Total stock-based compensation expense recognized in connection with the ESPP was nominal for the six months ended June 30, 2026.

2025 Equity Line of Credit

On June 16, 2025, the Company entered into the Facility and a Registration Rights Agreement, each with SZOP Opportunities I LLC (“SZOP”). Pursuant to the Facility, the Company has the right to sell to SZOP up to the lesser of (i) $250.0 million of newly issued Fold Common Stock, par value $0.0001 per share, and (ii) the Exchange Cap (as defined in the Facility), from time to time during the 24-month term of the Facility. The execution and timing of sales of Common Stock pursuant to the Facility are solely at the option of the Company, and the Company is under no obligation to sell any securities to SZOP under the Facility. The total number of shares to be sold to the investor is limited to the extent that the shares would not result in SZOP and its affiliates having shares in excess of the beneficial ownership limitation of 9.99%. The purchase price of shares sold to SZOP will be equal to 97% or 92% of the volume weighted average price on the trading day the shares are put to SZOP with a Regular Advance Notice or an Accelerated Advance Notice, respectively (in each case as defined in the Facility). The Company determined that the right to sell shares of the Company’s Common Stock to SZOP pursuant to the Facility represents a freestanding put option under ASC 815, Derivatives and Hedging. The fair value of the put option was determined to be zero as the shares to be issued and the purchase price is settled within one to two business days. The Company began delivering Advance Notices (as defined in the Facility) under the Facility in September 2025. During the three and six months ended June 30, 2026, the Company sold 4.23 million and 4.40 million shares of Common Stock to SZOP, respectively, pursuant to the Facility for gross proceeds of $2.9 million and $3.2 million. During the three and six months ended June 30, 2026, the Company recognized $0.2 million and $0.2 million of amortization related to deferred issuance costs, respectively.

11. STOCKHOLDERS’ EQUITY

Common stock

Pursuant to the Third Amended and Restated Certificate of Incorporation of the Company dated February 14, 2025, the Board is authorized to issue 600,000,000 shares of Common Stock at a par value of $0.0001 per share. As of December 31, 2025, the Company had 48.5 million shares of Common Stock issued and 48.4 million shares of Common Stock outstanding. As of December 31, 2024, the Company had 5.8 million shares of Common Stock issued and outstanding. Any dividends declared on Common Stock will be subordinated to dividends on any outstanding preferred shares. Holders of Common Stock are entitled to one vote per share.

Preferred stock

Pursuant to the Third Amended and Restated Certificate of Incorporation of the Company dated February 14, 2025, the Board is authorized to issue 20,000,000 shares of preferred stock at a par value of $0.0001 per share. As of December 31, 2025, the Company had no shares of preferred stock issued and outstanding. As of December 31, 2024, Fold Predecessor had 10.2 million shares of convertible preferred stock issued and outstanding. Refer to Note 3 for additional details on the conversion of preferred stock as part of the recapitalization.

Warrants

As of December 31, 2025, Fold had the following equity-classified warrants: (1) 12,434,658 public warrants related to legacy FTAC Emerald at an exercise price of $11.50; (2) 869,565 Series A and 869,565 Series C Warrants outstanding related to the June 2025 Amended Investor Note, at an exercise price of $12.50 and $9.00, respectively; and (3) 925,590 March 2025 Warrants outstanding related to the March 2025 Investor Note at an exercise price of $15.00.

As of December 31, 2024, Fold Predecessor had the following equity-classified warrants: (1) Series A, Series B, and Series C warrants to initially acquire up to 869,565, 500,000, and 869,565 additional shares of the Company’s Common Stock, respectively, with an initial exercise price of $12.50, $0.001, and $11.50 per share of Common Stock, respectively, subject to adjustment.

2025 Employee Share Purchase Plan

Effective as of the Merger, the Board of Directors adopted the Fold Holdings, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”), pursuant to which 1,216,254 shares of the Company’s Common Stock were reserved for issuance.

The ESPP allows eligible employees, pursuant to offerings that may be established under the ESPP, to purchase shares of Common Stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan or offering limitations. On August 1, 2025, the Compensation Committee of the Board of Directors (the “Compensation Committee”) approved a series of successive offerings under the ESPP, each consisting of consecutive six-month offering periods with the initial offering period beginning on September 1, 2025 and ending on February 28, 2026. A new offering period will automatically commence on March 1, 2026, unless cancelled or modified.

On the purchase date of each offering (that is, the last date of the offering period), eligible employees have the option to purchase (with accumulated payroll deductions) Common Stock at a price per share equal to 85% of the lesser of (i) the fair market value of the Common Stock on the enrollment date (that is, the first date of the offering period) or (ii) fair market value of a share of Common Stock on the purchase date of the offering. The estimated fair value of shares to be issued under our ESPP is calculated under the Black-Scholes model, as of the grant date.

As of December 31, 2025, employee payroll deductions had begun, and the purchase date for the initial offering period occurred on February 27, 2026.

2025 Equity Line of Credit

On June 16, 2025, the Company entered into an Equity Purchase Facility Agreement (the “Facility”) and a Registration Rights Agreement, each with SZOP Opportunities I LLC. Pursuant to the Facility, the Company has the right to sell to the investor up to the lesser of (i) $250.0 million of newly issued Fold Common Stock, par value $0.0001 per share, and (ii) the Exchange Cap (as defined in the Facility), from time to time during the 24-month term of the Facility. The execution and timing of sales of Common Stock pursuant to the Facility are solely at the option of the Company, and the Company is under no obligation to sell any securities to the investor under the Facility. The total number of shares to be sold to the investor is limited to the extent that the shares would not result in the investor and its affiliates having shares in excess of the beneficial ownership limitation of 9.99%. The purchase price of shares sold to the investor will be equal to 97% or 92% of the volume weighted average price on the trading day the shares are put to the investor with a Regular Advance Notice or an Accelerated Advance Notice, respectively (in each case as defined in the Facility). The Company determined that the right to sell shares of the Company’s Common Stock to the investor pursuant to the Facility represents a freestanding put option under ASC 815, Derivatives and Hedging. The fair value of the put option was determined to be zero as the shares to be issued and the purchase price is settled within one to two business days. The Company began delivering Advance Notices (as defined in the Facility) under the Facility in September 2025. During the year ended December 31, 2025, the Company sold 1.42 million shares of Common Stock to the investor pursuant to the Facility for gross proceeds of $4.37 million, and recognized $0.1 million of amortization related to deferred issuance costs.